FINANCIAL INSTRUMENTS (Details 1) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022
IfrsStatementLineItems [Line Items]
Total accounts receivable	$ 2,661,399	$ 1,642,990	$ 2,109,424	$ 1,643,959
Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Current	1,412,052	604,920	1,079,657	872,100
Total trade accounts receivable	2,928,062	1,906,346	2,172,140	1,822,271
Other receivables	123,941	110,037	102,631	86,407
Provision for bad debts	(390,604)	(373,393)	(165,347)	(264,719)
Total accounts receivable	2,661,399	1,642,990	2,109,424	1,643,959
Accounts Receivables [Member] | One To Thirty [Member]
IfrsStatementLineItems [Line Items]
Current	763,496	568,445	475,909	336,149
Accounts Receivables [Member] | Thirty One Days Older [Member]
IfrsStatementLineItems [Line Items]
Current	$ 752,514	$ 732,981	$ 616,574	$ 614,022